SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Mar. 31, 2021
SHAREHOLDERS' CAPITAL
Schedule of issued and outstanding shareholders' capital

	As at		As at
	March 31, 2021		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	91,854	929	61,160	11,326
Issuance of shares due to recapitalization	43,392,412	438,642	—	—
Issuance cost	—	(1,572)	—	—
Balance, end of year	48,078,637	$1,537,863	4,594,371	$1,099,864

Preferred shares:

Balance, beginning of year	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	—	—
Balance, end of year	—	$—	4,662,165	$146,965

Shareholders' capital	48,078,637	$1,537,863	9,256,536	$1,246,829